Income taxes (FY)- Deferred Taxes Classified in the Consolidated Balance Sheets (Details) - USD ($) $ in Millions	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Tax Credit Carryforward [Line Items]
Deferred tax liabilities	$ 3,401.9	$ 3,603.3	$ 4,069.8
Net deferred tax liabilities		3,572.2	4,069.8
Other assets
Tax Credit Carryforward [Line Items]
Deferred tax assets		31.1	0.0
Deferred taxes
Tax Credit Carryforward [Line Items]
Deferred tax liabilities		$ 3,603.3	$ 4,069.8